Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

23. FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group measured the cash and cash equivalents at fair value on a recurring basis as of December 31, 2011 and 2012, which were classified within Level 1 of the fair value hierarchy because they were valued based on the quoted market price in an active market.

The Group did not have Level 2 investments as of December 31, 2011 and 2012.

Contingent consideration payables in connection with business acquisition was classified within Level 3 of the fair value hierarchy because the Group used unobservable inputs reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities. The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses.

The contingent consideration payables in Level 3 as of December 31, 2011 and 2012 were as follows:

	December 31,	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011
Contingent consideration	$4,076	$—	$—	$4,076

Total	$4,076	$—	$—	$4,076

	2012
Contingent consideration	$2,280	$—	$—	$2,280

Total	$2,280	$—	$—	$2,280

The following table summarized the movement of the balances of the Group’s contingent consideration payables in Level 3 for the year ended December 31, 2011 and 2012

Amounts
Balance as of December 31, 2010	$9,564
Initial recognition of contingent consideration in connection with acquisitions	2,238
Realized loss included in earnings	4,969
Settlement of contingent consideration of acquisitions	(3,729)
Settlement of share-based compensation liability	(62)
Settlement of conversion right feature of convertible notes	(8,904)

Balance as of December 31, 2011	$4,076
Initial recognition of contingent consideration in connection with acquisitions	2,963
Realized loss included in earnings	911
Settlement of contingent consideration of acquisitions	(2,471)
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53

Balance as of December 31, 2012	$2,280

The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses, market performance, and the market potential of the acquired businesses. These contingent considerations are considered Level 3 liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

The Group measures the return rate reset feature of the convertible notes using “with & without” valuation method. The derivative was considered a Level 3 liability because the Group used unobservable inputs, such as the estimation of the probability return rate reset occurring and appropriate discount rate, to determine the fair value of the derivatives.

The fair value of the conversion right feature of convertible notes was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, using the Binomial option pricing model with assumptions as follows:

	For the year ended December 31,
	As of Initial Measurement Date (December 14, 2010)	As of December 31, 2010
Risk-fee rate of return	1.17%	1.20%
Expected remaining contractual life of the warrants	1.0 years	0.95 years
Volatility	42%	41%
Expected dividend yield	—	—

Measured on non-recurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.